SECURED NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Secured Notes Payable
SECURED NOTES PAYABLE

NOTE 3 – SECURED NOTES PAYABLE

Senior Secured Business Loan Agreement

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with investors (the “Notes”) for an aggregate principal amount of $975,845 with the Company receiving cash proceeds of $929,376. The Company recognized debt discount of $46,469 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by a first-priority lien on substantially all of the assets of RoboCent, Inc. In the event the Company enters into an equity financing with total gross proceeds to the Company of not less than$2,500,000, including but not limited to, in an offering consummated pursuant to Regulation A (a “Qualified Financing”), the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption.

Each of the Company’s executive officers (or their immediate family members) who are holders of the Notes, along with certain other holders, have executed an amendment and subordination agreement with the Company (the “Amendment and Subordination Agreement”) to effectively subordinate, as to the sequence and priority of payment, to the prior repayment in full of the Notes held by holders that did not execute such agreement. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

Under Section 2(a) of the Seed Notes, the aggregate redemption payments that could become payable in respect of the Seed Notes outstanding as of June 30, 2026 would not exceed approximately $4,159,890, representing 500% of the aggregate outstanding note balance of the Seed Notes as of that date, which consisted of $737,134 of principal and $94,844 of accrued interest across all Seed Notes, including related party Seed Notes discussed in Note 6. This amount is a contractual maximum and is not currently due or payable. The Company’s obligation to make redemption payments arises only upon a Qualified Financing and is limited to 50% of the net proceeds of such Qualified Financing.

In connection with the closing of the April 2026 Private Placements, the Company’s equity financings, consisting of the Private Placements and the Regulation A Offering, had generated total gross proceeds of not less than $2,500,000, and the Company accordingly had a Qualified Financing as of April 24, 2026. The Company was therefore required to apply approximately $2,228,471, representing 50% of the $4,456,942 of aggregate net proceeds received from that Qualified Financing through June 30, 2026, toward redemption of the Seed Notes on a pro rata basis among holders of the Seed Notes.

During the six months ended June 30, 2026, the Company redeemed certain Notes with a principal balance of $449,341 together with accrued interest of $43,290 for an aggregate cash redemption amount of $2,498,342. The Company recognized a loss on settlement of senior secured redeemable notes of $2,005,712. During the three months ended June 30, 2026, the Company recognized an additional loss of $742,836 related to required redemptions owed as a result of the Qualified Financing during the period, recognized as additional principal owed on the Notes.

The aggregate amount of redemption payments that could be made under Section 2(a) with respect to the Senior Secured Notes discussed above outstanding as of June 30, 2026 is approximately $2,992,214, representing 500% of the aggregate Outstanding Note Balance of those Notes as of that date, consisting of $532,017 of principal and $66,426 of accrued interest.

The Company recognized amortization of debt discount on Notes of $24,161 and $593 during the six months ended June 30, 2026 and 2025, respectively. The Company recognized amortization of debt discount on Notes of $6,920 and $593 during the three months ended June 30, 2026 and 2025, respectively.  As of June 30, 2026 and December 31, 2025, the net balance of the Senior Secured Notes was $1,265,518 and $942,543, respectively, net of unamortized debt discount of $9,336 and $33,302, respectively.

NOTE 3 – SECURED NOTES PAYABLE

Senior Secured Business Loan Agreement

During the year ended December 31, 2025, the Company entered into a series of Senior Secured Promissory Notes with investors (the “Notes”) for an aggregate principal amount of $975,845 with the Company receiving cash proceeds of $929,376. The Company recognized debt discount of $46,469 at the issuance of the notes. The Notes mature on December 31, 2026, bear interest at 15% per year, were issued with a 5% original issue discount and are secured by a first-priority lien on substantially all of the assets of RoboCent, Inc. In the event the Company enters into an equity financing with total gross proceeds of not less than $2,500,000, including, but not limited to, in an offering consummated pursuant to Regulation A (a “Qualified Financing”), the Company shall apply 50% of the proceeds from such offering to redeem the Notes. The cash redemption amount payable to each holder in connection with such Qualified Financing Redemption shall be equal to the product of (I) post-money valuation of the Company following such Qualified Financing and (II) the quotient of (x) the outstanding note balance of the Note held by such holder on the date of such Qualified Financing Redemption and (y) the lower of (i) the product of 0.8 and the post-money valuation of the Company following such Qualified Equity Financing and (ii) $7 million (such amount redeemed, the “Qualified Financing Redemption Amount”); provided, however, that the Qualified Financing Redemption Amount paid to any holder shall not be greater than five hundred percent (500%) of the Outstanding Note Balance of the Note held by such holder on the date of such Qualified Financing Redemption. The Note does not grant the Holder any equity, conversion rights, or ownership in the Company. The Notes and any accrued and unpaid interest are due and payable in the event of a change of control of the Company.

The Company recognized amortization of debt discount of $13,167 during the year ended December 31, 2025. As of December 31, 2025, the principal balance of the Senior Secured Notes was $942,543, net of unamortized debt discount of $33,302.

On May 10, 2024, the Company entered into a secured business loan agreement in the principal amount of $150,000 bearing a variable interest rate based on changes on the 1 Month Term Secured Overnight Financing Rate index, or 14.30% to 15.33%, with a maturity date of May 10, 2025. The note is secured by all assets of the Company. During the years ended December 31, 2025 and 2024, the Company made principal payments of $75,000 and $75,000, respectively, along with interest payments of $5,345 and $12,774, respectively. As of December 31, 2025, the note had a principal balance of $0, with accrued interest of $0. As of December 31, 2024, the note had a principal balance of $75,000, with accrued interest of $0.